Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Fair value of financial assets and liabilities [Abstract]
Fair value of financial assets and liabilities - Fair value of financial assets and liabilities [Text Block]

Philips Group

Fair value of financial assets and liabilities

in millions of EUR

2020

	carrying amount	estimated fair value1)	Level 1	Level 2	Level 3
Financial assets
Carried at fair value:
Debt instruments	207	207			207
Equity instruments	5	5	5
Other financial assets	36	36		30	5
Financial assets carried at FVTPL	248	248	5	30	212
Debt instruments	27	27		27
Equity instruments	119	119	12		107
Current financial assets	-	-
Receivables - current	91	91			91
Financial assets carried at FVTOCI	237	237	12	27	198
Derivative financial instruments	111	111		111
Financial assets carried at fair value	596	596	17	168	411

Carried at (amortized) cost:
Cash and cash equivalents	3,226
Loans and receivables:
Current loans receivables	-
Other non-current loans and receivables	37
Receivables - current	4,065
Receivables - non-current	230
Financial assets carried at (amortized) cost	7,558
Total financial assets	8,154

Financial liabilities
Carried at fair value:
Contingent consideration	(318)	(318)			(318)
Financial liabilities carried at FVTP&L	(318)	(318)			(318)
Derivative financial instruments	(163)	(163)		(163)
Financial liabilities carried at fair value	(481)	(481)		(163)	(318)

Carried at (amortized) cost:
Accounts payable	(2,119)
Interest accrual	(52)
Debt (Corporate bonds and leases)	(5,655)	(6,431)	(5,216)	(1,216)
Debt (excluding corporate bonds and leases)	(1,279)
Financial liabilities carried at (amortized) cost	(9,104)
Total financial liabilities	(9,585)
1)For Cash and cash equivalents, Loans and receivables, Accounts payable, interest accrual and Debt (excluding corporate bonds and leases), the carrying amounts approximate fair value because of the nature of these instruments (including maturity and interest conditions) and therefore fair value information is not included in the table above.

Philips Group

Fair value of financial assets and liabilities

in millions of EUR

2019

	carrying amount	estimated fair value1)	Level 1	Level 2	Level 3
Financial assets
Carried at fair value:
Debt instruments	92	92			92
Equity instruments	7	7	7
Other financial assets	37	37		31	6
Financial assets carried at FVTPL	136	136	7	31	98
Debt instruments	28	28		27	-
Equity instruments	45	45	8		37
Current financial assets	-	-
Receivables - current	77	77			77
Financial assets carried at FVTOCI	150	150	8	27	114
Derivative financial instruments	39	39		39
Financial assets carried at fair value	324	324	15	97	212

Carried at (amortized) cost:
Cash and cash equivalents	1,425
Loans and receivables:
Current loans receivables	1
Other non-current loans and receivables	40
Receivables - current	4,476
Receivables - non-current	178
Financial assets carried at (amortized) cost	6,121
Total financial assets	6,445

Financial liabilities
Carried at fair value:
Contingent consideration	(354)	(354)			(354)
Financial liabilities carried at FVTP&L	(354)	(354)			(354)
Derivative financial instruments	(191)	(191)		(191)
Financial liabilities carried at fair value	(544)	(544)		(191)	(354)

Carried at (amortized) cost:
Accounts payable	(2,089)
Interest accrual	(38)
Debt (Corporate bonds and finance leases)	(4,943)	(5,500)	(4,119)	(1,381)
Debt (excluding corporate bonds and finance leases)	(504)
Financial liabilities carried at (amortized) cost	(7,574)
Total financial liabilities	(8,118)
1)For Cash and cash equivalents, Loans and receivables, Accounts payable, interest accrual and Debt (excluding corporate bonds and finance leases), the carrying amounts approximate fair value because of the nature of these instruments (including maturity and interest conditions) and therefore fair value information is not included in the table above.

Fair value of financial assets and liabilities - Reconciliation of Level 3 fair value measurements [Text Block]

Philips Group

Reconciliation of Level 3 fair value measurements

in millions of EUR

	Financial assets	Financial liabilities
Balance at January 1, 2020	212	354
Acquisitions		70
Purchase	127
Sales	(60)
Utilizations		(15)
Recognized in profit and loss:
other business income		(93)
financial income and expenses1)	129	6
Recognized in other comprehensive income2)	(8)	(6)
Receivables held to collect and sell	11
Balance at December 31, 2020	411	318
1)Refer to Financial income and expenses for details. 2)Includes translation differences

Philips Group

Reconciliation of Level 3 fair value measurements

in millions of EUR

	Financial assets	Financial liabilities
Balance at January 1, 2019	255	409
Acquisitions		6
Purchase	54
Sales	(24)
Utilizations		(44)
Recognized in profit and loss:
other business income		(35)
financial income and expenses	2	14
Recognized in other comprehensive income1)	(120)	4
Receivables held to collect and sell	46
Balance at December 31, 2019	212	354
1)Includes translation differences

Fair value of financial assets and liabilities - Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [Text Block]

Philips Group

Financial assets subject to offsetting, enforceable master netting arrangements or similar agreements

in millions of EUR

	2019	2020
Derivatives
Gross amounts of recognized financial assets	39	111
Gross amounts of recognized financial liabilities offset in the balance sheet
Net amounts of financial assets presented in the balance sheet	39	111

Related amounts not offset in the balance sheet
Financial instruments	(33)	(55)
Cash collateral received
Net amount	6	57

Fair value of financial assets and liabilities - Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements [Text Block]

Philips Group

Financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements

in millions of EUR

	2019	2020
Derivatives
Gross amounts of recognized financial liabilities	(191)	(163)
Gross amounts of recognized financial assets offset in the balance sheet
Net amounts of financial liabilities presented in the balance sheet	(191)	(163)

Related amounts not offset in the balance sheet
Financial instruments	33	55
Cash collateral received
Net amount	(158)	(109)